Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Cash Flows from Operating Activities:
Net (loss) income	$ (29,734,000)	$ (23,448,000)
Adjustments to reconcile net (loss) income to net cash used in operating activities:
Interest earned on marketable securities held in Trust Account	(47,000)	(50,000)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization expense	164,000	176,000
Stock-based compensation expense	776,000	940,000
Non-cash lease expense	341,000	271,000
Changes in operating assets and liabilities:
Accounts receivable	(510,000)	(456,000)
Prepaid expenses and other current assets	192,000	162,000
Accounts payable	3,511,000	1,024,000
Accrued expenses and other current liabilities	(1,038,000)	937,000
Deferred revenue	244,000	(321,000)
Operating lease liabilities	(352,000)	(272,000)
Net cash used in operating activities	(14,763,000)	(20,987,000)
Cash Flows from Investing Activities:
Purchases of property and equipment	0	(253,000)
Net cash provided by (used in) investing activities	0	(253,000)
Cash Flows from Financing Activities:
Payments of offering costs	(336,000)	0
Proceeds from the exercise of stock options	37,000	280,000
Net cash (used in) provided by financing activities	8,043,000	280,000
Effect of exchange rate changes on cash and cash equivalents	(21,000)	1,000
Net Change in Cash	(6,741,000)	(20,959,000)
Cash – Beginning of period	10,210,000	31,169,000
Cash – End of period	3,469,000	10,210,000
Supplemental Cash Flow Elements [Abstract]
Income taxes paid	33,000	31,000
Deferred offering costs included in accounts payable and accrued expenses and other current liabilities	1,607,000	0
Right-of-use assets obtained in exchange for operating lease liabilities	0	120,000
Purchases of property and equipment included in accounts payable and accrued expenses	7,000	0
Related Party [Member]
Cash Flows from Financing Activities:
Proceeds from notes payable to related parties	8,342,000	0
Senior Notes [Member]
Adjustments to reconcile net loss to net cash used in operating activities:
Loss on extinguishment of senior notes	6,864,000	0
Senior Secured Notes [Member]
Adjustments to reconcile net loss to net cash used in operating activities:
Change in fair value of senior secured notes	4,779,000	0
ANDRETTI ACQUISITION CORP. [Member]
Cash Flows from Operating Activities:
Net (loss) income	(862,919)	1,890,290
Adjustments to reconcile net (loss) income to net cash used in operating activities:
Interest earned on marketable securities held in Trust Account	(8,156,697)	(3,399,736)
Change in fair value of Convertible Promissory Note – related party	599,222	0
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	546,579	(588,834)
Prepaid insurance, long-term	24,469	(24,469)
Accrued expenses	854,580	30,348
Accrued interest payable	70,918	0
Deferred legal fee payable	3,880,000	160,000
Net cash used in operating activities	(3,043,848)	(1,932,401)
Cash Flows from Investing Activities:
Investment of cash into Trust Account	0	(235,750,000)
Cash withdrawn from Trust Account in connection with redemption	161,041,354	(235,750,000)
Net cash provided by (used in) investing activities	161,041,354	(235,750,000)
Cash Flows from Financing Activities:
Proceeds from issuance of Class B ordinary shares to Anchor Investor	0	6,221
Proceeds from sale of Units, net of underwriting discounts paid	0	225,400,000
Proceeds from sale of Private Placement Warrants	0	13,550,000
Proceeds from promissory note – related party	0	75
Repayment of promissory note – related party	0	(240,629)
Proceeds from convertible promissory note - related party	2,673,952
Redemption of ordinary shares	(161,041,354)
Payments of offering costs	(85,000)	(417,146)
Net cash (used in) provided by financing activities	(158,452,402)	238,298,521
Net Change in Cash	(454,896)	616,120
Cash – Beginning of period	616,120	0
Cash – End of period	161,224	616,120
Non-Cash investing and financing activities:
Remeasurement of Class A ordinary shares to redemption amount	8,156,697	35,290,170
Proceeds received from convertible promissory notes in excess of initial fair value	823,091	0
Offering costs accrued	0	85,000
Excess fair value of Founder shares attributable to Anchor Investor	0	10,402,810
Accretion for Class A ordinary shares to redemption amount	0	3,399,736
Deferred underwriting fee payable	$ 0	$ 8,050,000